Segmented Information - Summary Of Detailed Information About Geographical Areas (Parenthetical) (Detail) - CAD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue From Government Grants	$ 0	$ 6,400		$ 0	$ 10,500	$ 16,400	$ 19,600	$ 0
Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Amounts reclassified between segments			$ 11,717					$ 43,594